UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Investment Counselors, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-04089
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         October 26, 2004
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 91
                                        -------------------

Form 13F Information Table Value Total: $ 248,368
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     com              88579y101     2908    36364 SH       SOLE                    34254              2110
AFLAC Inc.                     com              001055102     5600   142810 SH       SOLE                   136294              6516
Abbott Laboratories            com              002824100      455    10737 SH       SOLE                     9409              1328
Amer Int'l Group               com              026874107     3608    53070 SH       SOLE                    50928              2142
American Express               com              025816109     3339    64877 SH       SOLE                    62252              2625
Amgen                          com              031162100     5105    89869 SH       SOLE                    86499              3370
Automatic Data Proc            com              053015103     5809   140586 SH       SOLE                   132434              8152
Bankamerica Corp               com              060505104     5088   117426 SH       SOLE                   113436              3990
Baxter International           com              071813109     4636   144154 SH       SOLE                   139364              4790
Bed Bath & Beyond              com              075896100     2175    58612 SH       SOLE                    55847              2765
Biomet Inc                     com              090613100     2848    60756 SH       SOLE                    58496              2260
Butler National Corp.          com              123720104       26    55800 SH       SOLE                    55800
CEF iShares Russell            com              464287655      418     3670 SH       SOLE                     2360              1310
CVS Corp.                      com              126650100     5149   122223 SH       SOLE                   114963              7260
Carolco Pictures Inc           com              143763100        0    40000 SH       SOLE                                      40000
Chevron Texaco Corp            com              166764100      298     5564 SH       SOLE                     5564
Cinergy Corp                   com              172474108     4283   108165 SH       SOLE                   104055              4110
Cintas Corp.                   com              172908105     4111    97791 SH       SOLE                    94446              3345
Cisco Systems Inc              com              17275R102     4105   226789 SH       SOLE                   219319              7470
Citigroup                      com              172967101     4764   107974 SH       SOLE                   104250              3724
Coca-Cola                      com              191216100     2291    57206 SH       SOLE                    55141              2065
Compass Bancshares Inc         com              20449h109      443    10112 SH       SOLE                    10112
Conair Corp                    com              205889108        2    16380 SH       SOLE                    16380
Costco Wholesale Corp          com              22160K105     5106   123013 SH       SOLE                   117685              5328
DTE Energy Company             com              233331107      205     4870 SH       SOLE                     4870
Dell Inc.                      com              247025109     3722   104564 SH       SOLE                   101314              3250
Dollar General Corp            com              256669102     2428   120515 SH       SOLE                   116795              3720
Dow Chemical                   com              260543103     5193   114935 SH       SOLE                   111580              3355
Duke Energy Corp               com              264399106     2569   112236 SH       SOLE                   108026              4210
Emerson Electric               com              291011104     5378    86901 SH       SOLE                    83047              3854
Exxon-Mobil Corp               com              30231G102     5938   122858 SH       SOLE                   117579              5279
Fifth Third Bancorp            com              316773100      630    12797 SH       SOLE                    11922               875
Ford Motor Co                  com              345370860      612    43565 SH       SOLE                    43565
General Dynamics Corp.         com              369550108     2728    26721 SH       SOLE                    25581              1140
General Electric               com              369604103     8352   248732 SH       SOLE                   238438             10294
General Motors                 com              370442105      223     5246 SH       SOLE                     5246
Glaxosmithkline PLC            com              37733W105      395     9023 SH       SOLE                     9023
Harley Davidson                com              412822108     2391    40219 SH       SOLE                    39039              1180
Health Management Assoc., Inc. com              421933102     4170   204116 SH       SOLE                   195805              8311
Home Depot                     com              437076102     6447   164473 SH       SOLE                   157648              6825
Inland Real Estate Corp        com              457461101      149    10197 SH       SOLE                    10197
Int'l Bus. Machines            com              459200101     6371    74302 SH       SOLE                    70457              3845
Intel Corp                     com              458140100     4989   248728 SH       SOLE                   236228             12500
J.P. Morgan Chase & Co.        com              46625H100     3164    79641 SH       SOLE                    77086              2555
Johnson & Johnson              com              478160104     5012    88979 SH       SOLE                    85984              2995
Kimberly-Clark                 com              494368103     2141    33151 SH       SOLE                    32215               936
Lilly (ELI)                    com              532457108      409     6818 SH       SOLE                     6818
Manpower Inc.                  com              56418H100     4257    95690 SH       SOLE                    91965              3725
Medtronic Inc                  com              585055106     4751    91549 SH       SOLE                    87924              3625
Mellon Financial Corp.         com              58551A108      831    30000 SH       SOLE                    30000
Merck & Co                     com              589331107     2331    70650 SH       SOLE                    66820              3830
Microsoft                      com              594918104     6518   235716 SH       SOLE                   227676              8040
Mid Cap SPDR Tr Unit Ser 1     com              595635103     1144    10555 SH       SOLE                     6553              4002
Motorola, Inc                  com              620076109     5676   314609 SH       SOLE                   303389             11220
Newell Rubbermaid              com              651229106     4422   220644 SH       SOLE                   212624              8020
Nisource Inc                   com              65473P105      793    37746 SH       SOLE                    36066              1680
Nortel Networks Corp           com              656568102       38    11060 SH       SOLE                    11060
Outback Steakhouse             com              689899102     2154    51872 SH       SOLE                    49677              2195
Panera Bread Co. CL A          com              69840W108     2043    54431 SH       SOLE                    52056              2375
Patch International            com              703012104        7   100000 SH       SOLE                   100000
Pepsico Inc                    com              713448108      214     4393 SH       SOLE                     3035              1358
Pfizer, Inc                    com              717081103     6085   198860 SH       SOLE                   193160              5700
Pitney Bowes Inc.              com              724479100     4990   113148 SH       SOLE                   108538              4610
Procter & Gamble               com              742718109      561    10375 SH       SOLE                     9975               400
Quest Diagnostic Inc           com              74834L100     2641    29940 SH       SOLE                    28920              1020
Raymond James Financial        com              754730109     1793    74333 SH       SOLE                    71588              2745
Royal Dutch Petrol             com              780257804      239     4628 SH       SOLE                     4628
S & P Depository Receipts      com              78462F103     8023    71789 SH       SOLE                    64145              7644
SBC Communications, Inc        com              78387G103     3936   151691 SH       SOLE                   148341              3350
SLM Corporation                com              78442p106      215     4830 SH       SOLE                     4710               120
Schwab (Charles) Corp          com              808513105     2454   267018 SH       SOLE                   257438              9580
Sirius Satellite Radio         com              82966u103       70    22000 SH       SOLE                    22000
State Street Corp.             com              857477103     2426    56795 SH       SOLE                    54775              2020
Stryker Corp                   com              863667101     2551    53056 SH       SOLE                    48116              4940
Sun Microsystems               com              866810104       54    13448 SH       SOLE                    13448
Sunrise Senior Living          com              86768k106     2499    71145 SH       SOLE                    67780              3365
Sysco Corp                     com              871829107     2350    78555 SH       SOLE                    74244              4311
Telecom Cp N Z Adrf            com              879278208     2149    67555 SH       SOLE                    65095              2460
Texas Instruments              com              882508104     5049   237259 SH       SOLE                   227799              9460
Tyco International             com              902124106     5016   163589 SH       SOLE                   156919              6670
U S Bancorp - Del              com              902973304     2111    73055 SH       SOLE                    70395              2660
Vanguard Extended Market Viper com              922908652      733    10000 SH       SOLE                    10000
Vanguard Total Stock Market Vi com              922908769     2103    19515 SH       SOLE                    19515
Verizon Communications         com              077853109      249     6318 SH       SOLE                     6318
Vodafone Group PLC Adr         com              92857W100     2340    97047 SH       SOLE                    93337              3710
Williams Sonoma                com              969904101     2820    75105 SH       SOLE                    72740              2365
Wyeth                          com              026609107      265     7083 SH       SOLE                     7083
Yankee Candle Co., Inc.        com              984757104     2420    83570 SH       SOLE                    80960              2610
iShares Tr S&P 500 Barra Index com              464287408      246     4270 SH       SOLE                     4270
Alltel Corp.                   Preferred        020039822      207     4000 SH       SOLE                     4000
Baxter Pfd                     Preferred        071813406      411     7650 SH       SOLE                     7650